UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21284

Nicholas-Applegate Convertible & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
          (Address of principal executive offices)     (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund
Nicholas-Applegate Convertible & Income Fund II

A n n u a l   R e p o r t
F e b r u a r y  2 8,  2 0 0 6

Contents
Letter to Shareholders	1
Performance & Statistics	2-3
Schedules of Investments	4-15
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18-19
Notes to Financial Statements	20-24
Financial Highlights	25-26
Report of Independent Registered
Public Accounting Firm	27
Tax Information	28
Privacy Policy and Proxy Voting
Policies & Procedures	29
Dividend Reinvestment Plan	30
Board of Trustees	31
Principal Officers	32

Nicholas-Applegate Convertible & Income Funds Letter to Shareholders

April 17, 2006

Dear Shareholder:

We are pleased to provide you with the annual report for Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (the “Funds”) for the fiscal periods ended February 28, 2006. Please note that Nicholas-Applegate Convertible & Income Fund II changed its fiscal year-end from June 30 to February 28. Accordingly, the accompanying financial statements cover the eight-month period from July 1, 2005 to February 28, 2006.

The convertible market finished the twelve-month period ended February 28, 2006 on a positive note, as the Merrill Lynch All-Convertible Index increased 11.60% . For this period, the convertible market outperformed the Dow Jones Industrial Average but lagged both the S&P 500 Index and NASDAQ Composite Index. U.S. debt markets, as represented by the Lehman Brothers Aggregate Bond Index, produced positive, though modest, returns during the twelve-month period.

In this environment, Nicholas-Applegate Convertible & Income had a net asset value and market price return of 5.44% and 14.30%, respectively, for the reporting period. Nicholas-Applegate Convertible & Income II had a net asset value and market price return of 9.90% and 12.10%, respectively, for the eight-month period. Careful security selection was a key driver of the Funds’ performance. In the convertible portion of the portfolios, top performers were companies with improving operating statistics and those exceeding expectations, while exposure to automotive and transport issues proved to be a drag on performance. In the high-yield portion of the portfolios, upgrades exceeded downgrades across many industries, which was a positive for performance. Some of the more duration-sensitive holdings, however, detracted from performance as interest rates rose slightly over the reporting period.

Please review the following pages for more information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Nicholas-Applegate Capital Management, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 1

Nicholas-Applegate Convertible & Income Fund Performance & Statistics
February 28, 2006 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NCV	At least 50% of total assets	March 31, 2003
in convertible securities.
Objective:		Net Assets(1) :
Seeks to provide total return		$1,542.8 million
through a combination of
capital appreciation and		Portfolio Manager:
high current income.		Douglas Forsyth

Total Return(2) :	Market Price	Net Asset Value (“NAV”)

1 year	14.30	5.44%

Commencement of Operations (3/31/03) to 2/28/06	15.35	14.55%

Common Share Market Price/NAV Performance:	Market Price/NAV:

Commencement of Operations (3/31/03) to 2/28/06	Market Price	$15.69

	NAV	$14.69

	Premium to NAV	6.81%

	Market Price Yield(3)	9.56%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at February 28, 2006.

2 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund II Performance & Statistics
February 28, 2006 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NCZ	At least 50% of total assets	July 31, 2003
in convertible securities.
Objective:		Total Net Assets(1):
Seeks to provide total return		$1,355.8 million
through a combination of
capital appreciation and high		Portfolio Manager:
current income.		Douglas Forsyth

Total Return(2) :	Market Price	Net Asset Value (“NAV”)

8 months ended February 28, 2006	12.10	9.90%

Commencement of Operations (7/31/03) to 2/28/06	10.26	12.40%

Common Share Market Price/NAV Performance:	Market Price/NAV:

Commencement of Operations (7/31/03) to 2/28/06	Market Price	$15.14

	NAV	$14.70

	Premium to NAV	2.99%

	Market Price Yield(3)	9.16%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at February 28, 2006.

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 3

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

CORPORATE BONDS & NOTES—40.7%

	Apparel—1.5%
	Levi Strauss & Co.
$ 2,000	9.75%, 1/15/15	B3/B-	$2,140,000
10,295	12.25%, 12/15/12	B3/B-	11,762,038
2,890	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	2,976,700
2,005	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B1/BB	2,140,337
2,965	Warnaco, Inc., 8.875%, 6/15/13	B1/B+	3,172,550

			22,191,625

	Automotive—0.6%
11,543	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/B-	9,811,550

	Chemicals—4.0%
5,713	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	6,512,820
13,590	IMC Global, Inc., 11.25%, 6/1/11	Ba/BB	14,575,275
	Lyondell Chemical Co.,
3,120	9.625%, 5/1/07, Ser. A	B1/BB-	3,229,200
5,115	10.875%, 5/1/09	B3/B	5,217,300
5,435	11.125%, 7/15/12	B1/BB-	6,005,675
5,125	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,496,563
12,450	Resolution Performance Products, Inc., 13.50%, 11/15/10	Caa2/B-	13,321,500
4,830	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	5,457,900

			59,816,233

	Commercial Services—1.1%
5,400	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	5,818,500
10,005	Vertrue, Inc., 9.25%, 4/1/14	B2/B	10,255,125

			16,073,625

	Computers—0.0%
600	Unisys Corp., 8.00%, 10/15/12	Ba3/BB-	585,000

	Electric—2.8%
13,025	AES Corp., 9.50%, 6/1/09	B1/B-	14,083,281
12,750	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/CCC+	14,694,375
11,755	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3 /BB-	13,165,600

			41,943,256

	Electronics—1.6%
11,795	IMAX Corp., 9.625, 12/1/10	B3/B-	12,178,337
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	12,139,575

			24,317,912

	Environmental Control—0.8%
10,495	Aleris International, Inc., 10.375%, 10/15/10	B2/B+	11,544,500

	Financial Services—2.0%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/A-	12,354,200
7,095	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	7,591,650
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	Ba2/BB-	9,486,959
1,000	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,038,750

			30,471,559

	Food Products—0.8%
11,645	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	12,329,144

4 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Healthcare—0.7%
$ 7,425	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	$6,218,437
3,941	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	3,916,369

			10,134,806

	Home Builders—1.6%
12,325	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	12,973,714
11,620	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	11,881,450

			24,855,164

	Home Furnishings—1.7%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	11,995,350
14,100	Jarden Corp., 9.75%, 5/1/12	B3/B-	14,452,500

			26,447,850

	Hotels/Gaming—0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,143,125

	Machinery—0.9%
12,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	13,878,150

	Manufacturing—0.5%
6,875	Clarke American Corp., 11.75%, 12/15/13 (a)	B2/B-	6,926,562

	Metals & Mining—2.7%	B1/B+
7,710	AK Steel Corp., 7.875%, 2/15/09		7,497,975
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,569,038
6,040	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	6,417,500
13,420	United States Steel LLC, 10.75%, 8/1/08	Ba2/BB	14,829,100

			41,313,613

	Miscellaneous—2.2%
32,825	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	32,948,417

	Multi-Media—3.8%
12,870	CCH I LLC, 11.00%, 10/1/15 (a)	Caa3/CCC-	10,826,888
2,715	CSC Holdings Inc., 10.50%, 5/15/16	B3/B+	2,891,475
5,700	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	6,156,000
9,340	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	9,993,800
6,665	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,998,250
8,140	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	8,017,900
11,911	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	13,310,543

			58,194,856

	Office/Business Equipment—0.4%
5,565	Xerox Corp., 9.75%, 1/15/09	Ba2/BB+	6,107,587

	Office Furnishings—1.1%
	Interface, Inc.,
5,375	9.50%, 2/1/14	Caa1/CCC	5,536,250
6,490	10.375%, 2/1/10	B2/B-	7,090,325
3,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	4,056,370

			16,682,945

	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,662,500

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 5

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Paper Products—0.6%
$ 5,096	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	$5,096,000
3,240	Exopack Holdings Corp., 11.25%, 2/1/14 (a)	B2/B-	3,256,200

			8,352,200

	Pharmaceuticals—0.7%
10,955	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC+	10,763,288

	Pipelines—1.2%
4,275	Dynegy Holdings, Inc., 10.125%, 7/15/13 (a)	B1/B-	4,809,375
13,330	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	13,863,200

			18,672,575

	Real Estate—0.2%
2,715	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	2,799,844

	Retail—3.1%
5,420	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	5,609,700
5,590	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	5,701,800
9,710	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	10,219,775
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	11,250,000
13,575	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	14,016,187

			46,797,462

	Semi-Conductors—1.0%
11,265	Amkor Technology, Inc., 10.50%, 5/1/09	Caa3/CCC	11,208,675
3,795	Avago Technologies Finance, 10.125%, 12/1/13 (a)	B3 /B	4,032,187

			15,240,862

	Telecommunications—2.0%
7,395	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)	Caa1/CCC+	7,006,762
12,180	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	13,413,225
8,860	Time Warner Telecom, Inc., 10.125%, 2/1/11	Caa1/CCC+	9,303,000

			29,722,987

	Total Corporate Bonds & Notes (cost-$611,209,801)		615,729,197

CONVERTIBLE BONDS & NOTES—31.5%

	Airlines—1.3%
20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	20,160,560

	Automotive—1.9%
	Goodyear Tire & Rubber Co.,
10,890	11.25%, 3/1/11	B3/NR	12,169,575
11,900	4.00%, 6/15/34 (a)	B3/B-	15,946,000

			28,115,575

	Chemicals—0.7%
6,760	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	11,272,300

	Commercial Services—3.1%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,786,140
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	20,227,487
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	16,497,600

			46,511,227

	Computers—1.2%
16,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	18,839,500

6 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Electric—1.2%
$ 6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	$17,382,094

	Electrical Components & Equipment—0.6%
7,250	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	9,823,750

	Financial Services—1.1%
100	Citigroup Funding, Inc., 5.18%, 9/27/08 (c)	Aa1/AA-	3,199,000
11,800	E*Trade Financial Corp., 6.00%, 2/1/07	NR/B-	13,083,250

			16,282,250

	Household Products—0.7%
7,300	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	11,205,500

	Insurance—0.2%
2,250	American Equity Investment Life Holding Co., 5.25%, 12/6/24	NR/BB+	2,700,000

	Metals & Mining—1.4%
12,600	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	21,656,250

	Multi-Media—1.4%
20,995	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	20,732,562

	Oil & Gas—1.1%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	16,179,750

	Pharmaceuticals—2.7%
9,650	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	19,517,125
20,950	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	20,897,625

			40,414,750

	Retail—2.3%
4,790	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	4,778,028
6,101	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	9,304,025
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	20,771,660

			34,853,713

	Semi-Conductors—2.4%
	Amkor Technology, Inc.
2,363	5.00%, 3/15/07	Caa3/CCC	2,312,786
17,379	5.75%, 6/1/06	Caa3/CCC	17,422,447
16,750	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	16,687,187

			36,422,420

	Telecommunications—5.8%
19,000	American Tower Corp., 5.00%, 2/15/10	B1/BB-	18,881,250
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	16,396,875
19,800	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	20,121,750
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	20,602,500
12,345	Nortel Networks Corp., 4.25%, 9/1/08	B3 /B-	11,712,318

			87,714,693

	Transportation—0.9%
9,150	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	13,439,062

	Trucking/Leasing—1.5%
18,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	22,893,750

	Total Convertible Bonds & Notes (cost-$475,544,545)		476,599,706

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 7

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006

Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

CONVERTIBLE PREFERRED STOCK—22.7%

	Automotive—0.5%
244	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	B2/B-	$7,393,291

	Banking—1.2%
322	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	17,490,253

	Commercial Services—1.5%
495	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	23,141,250

	Electric—2.3%
447	AES Trust III, 6.75%, 10/15/29	B3/CCC+	20,709,180
62	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	14,344,875

			35,054,055

	Financial Services—3.7%
255	E Trade Financial Corp., 6.125%, 11/18/08	B3/NA	8,510,625
560	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	14,772,800
	Morgan Stanley,
215	20.00%, 12/14/06	Aa3/A+	15,965,900
280	20.00%, 12/22/06	Aa3/A+	16,561,772

			55,811,097

	Food—0.7%
442	Albertson’s, Inc., 7.25%, 5/16/07	Baa3/BBB-	10,953,824

	Holding Companies—0.5%
79	Williams Holdings of Delaware, Inc., 5.50%, 6/1/33	NR/B-	8,048,425

	Insurance—5.4%
460	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	16,100,000
760	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	20,899,347
240	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	7,350,000
765	PMI Group, Inc., 5.875, 11/15/06	A1/A	19,507,500
782	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	17,704,480

			81,561,327

	Iron/Steel—0.5%
46	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	8,006,788

	Office/Business Equipment—1.1%
137	Xerox Corp., 6.25%, 7/1/06	B1/B+	16,935,840

	Oil & Gas—2.2%
133	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	15,451,940
100	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	18,335,600

			33,787,540

	Pharmaceuticals—0.9%
274	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	13,658,670

	Real Estate—0.6%
336	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B3/CCC+	8,494,100

	Telecommunications—1.1%
300	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	16,500,000

8 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
February 28, 2006
Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Waste Disposal—0.5%
138	Allied Waste Industries, Inc., 6.25%, 4/1/06	Caa3/B	$7,374,125

	Total Convertible Preferred Stock (cost-$325,771,406)		344,210,585

U.S. GOVERNMENT SECURITIES—2.4%

Principal
Amount
(000)

	United States Treasury Notes,
$16,275	10.375%, 11/15/12		17,773,455
16,275	12.00%, 8/15/13		19,030,309

	Total U.S. Government Securities (cost-$38,317,453)		36,803,764

SHORT-TERM INVESTMENT—2.7%

	Time Deposit—2.7%
40,408	Bank of America – London, 3.88%, 3/1/06
	(cost-$40,408,127)		40,408,127

	Total Investments (cost-$1,491,251,332)-100.0%		$1,513,751,379

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 9

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

CORPORATE BONDS & NOTES—41.0%

	Apparel—1.4%
	Levi Strauss & Co.
$ 2,000	9.75%, 1/15/15	B3/B-	$2,140,000
8,705	12.25%, 12/15/12	B3/B-	9,945,463
2,610	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	2,688,300
1,920	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B1/BB	2,049,600
2,030	Warnaco, Inc., 8.875%, 6/15/13	B1/B+	2,172,100

			18,995,463

	Automotive—1.4%
9,260	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/NR	10,348,050
10,030	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/B-	8,525,500

			18,873,550

	Chemicals—4.0%
4,988	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	5,686,320
11,410	IMC Global, Inc., 11.25%, 6/1/11	Ba/BB	12,237,225
	Lyondell Chemical Co.,
4,435	9.625%, 5/1/07, Ser. A	B1/BB-	4,590,225
4,315	10.875%, 5/1/09	B3/B	4,401,300
4,565	11.125%, 7/15/12	B1/BB-	5,044,325
4,765	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,110,463
10,950	Resolution Performance Products, Inc., 13.50%, 11/15/10	Caa2/B-	11,716,500
3,609	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	4,078,170

			52,864,528

	Commercial Services—1.0%
4,600	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	4,956,500
8,595	Vertrue, Inc., 9.25%, 4/1/14	B2/B	8,809,875

			13,766,375

	Computers—0.0%
600	Unisys Corp., 8.00%, 10/15/12	Ba3/BB-	585,000

	Electric—2.7%
12,000	AES Corp., 9.50%, 6/1/09	B1/B-	12,975,000
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/CCC+	11,813,125
9,820	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	10,998,400

			35,786,525

	Electronics—1.5%
9,510	IMAX Corp., 9.625, 12/1/10	B3/B-	9,819,075
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	10,309,162

			20,128,237

	Environmental Control—0.8%
9,060	Aleris International, Inc., 10.375%, 10/15/10	B2/B+	9,966,000

	Financial Services—1.9%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/A-	10,481,000
5,835	AMR Holdings Co., 10.00%, 2/15/15	Caa1/B-	6,243,450
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	Ba2/BB-	8,089,621
1,000	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,038,750

			25,852,821

10 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Food Products—0.8%
$ 9,815	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	$10,391,631

	Healthcare—0.7%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	5,297,188
3,550	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	3,527,813

			8,825,001

	Home Builders—1.7%
11,500	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	12,105,291
9,800	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	10,020,500

			22,125,791

	Home Furnishings—1.7%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	10,201,850
11,900	Jarden Corp., 9.75%, 5/1/12	B3/B-	12,197,500

			22,399,350

	Hotels/Gaming—0.9%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,758,650

	Machinery—0.9%
10,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	11,507,925

	Manufacturing—0.4%
5,825	Clarke American Corp., 11.75%, 12/15/13 (a)	B2/B-	5,868,688

	Metals & Mining—2.7%
6,490	AK Steel Corp., 7.875%, 2/15/09	B1/B+	6,311,525
9,835	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	10,597,212
5,710	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	6,066,875
11,450	United States Steel LLC, 10.75%, 8/1/08	Ba2/BB	12,652,250

			35,627,862

	Miscellaneous—2.0%
25,975	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	26,072,062

	Multi-Media—3.6%
12,291	CCH I LLC, 11.00%, 10/1/15 (a)	Caa3/CCC-	10,339,804
2,285	CSC Holdings Inc., 10.50%, 5/15/16	B3/B+	2,433,525
2,975	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	3,213,000
7,860	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	8,410,200
5,735	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,021,750
6,860	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	6,757,100
10,055	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	11,236,462

			48,411,841

	Office/Business Equipment—0.4%
5,195	Xerox Corp., 9.75%, 1/15/09	Ba2/BB+	5,701,512

	Office Furnishings—1.1%
	Interface, Inc.,
4,625	9.50%, 2/1/14	Caa1/CCC	4,763,750
5,625	10.375%, 2/1/10	B2/B-	6,145,313
3,199	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	3,422,930

			14,331,993

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 11

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Oil & Gas—0.4%
$ 5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	$5,662,500

	Paper Products—0.5%
4,013	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,013,000
2,760	Exopac Holdings Corp., 11.25%, 2/1/14 (a)	B2/B-	2,773,800

			6,786,800

	Pharmaceuticals—0.7%
9,310	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC+	9,147,075

	Pipelines—1.3%
4,025	Dynegy Holdings, Inc., 10.125%, 7/15/13 (a)	B1/B-	4,528,125
12,240	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	12,729,600

			17,257,725

	Real Estate—0.2%
2,285	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	2,356,406

	Retail—3.4%
4,580	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	4,740,300
4,210	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	4,199,475
4,495	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	4,584,900
8,290	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	8,725,225
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	11,250,000
11,460	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	11,832,450

			45,332,350

	Semi-Conductors—1.0%
9,660	Amkor Technology, Inc., 10.50%, 5/1/09	Caa3/CCC	9,611,700
3,205	Avago Technologies Finance, 10.125%, 12/1/13 (a)	B3/B	3,405,313

			13,017,013

	Telecommunications—1.9%
6,305	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)	Caa1/CCC+	5,973,987
10,380	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	11,430,975
7,510	Time Warner Telecom, Inc., 10.125%, 2/1/11	Caa1/CCC+	7,885,500

			25,290,462

	Total Corporate Bonds & Notes (cost-$543,945,532)		544,691,136

CONVERTIBLE BONDS & NOTES—30.5%

	Airlines—1.2%
16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	15,974,000

	Automotive—1.2%
11,700	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)	B3/B-	15,678,000

	Chemicals—0.7%
5,950	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	9,921,625

	Commercial Services—3.1%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,888,425
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	17,647,781
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	13,502,500

			42,038,706

12 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Computers—1.2%
$ 14,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	$16,542,000

	Electric—1.2%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	15,522,281

	Electrical Components & Equipment—0.8%
8,150	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	11,043,250

	Financial Services—0.9%
100	Citigroup Funding, Inc., 5.18%, 9/27/08 (c)	Aa1/AA-	3,199,000
8,758	E*Trade Financial Corp., 6.00%, 2/1/07	NR/B-	9,710,433

			12,909,433

	Household Products—0.8%
7,050	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	10,821,750

	Insurance—0.2%
2,150	American Equity Investment Life Holding Co., 5.25%, 12/6/24	NR/BB+	2,580,000

	Metals & Mining—1.5%
11,200	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	19,250,000

	Multi-Media—1.4%
18,500	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	18,268,750

	Oil & Gas—1.1%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	14,343,750

	Pharmaceuticals—2.7%
8,490	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	17,171,025
18,550	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	18,503,625

			35,674,650

	Retail—2.0%
5,200	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	7,930,000
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	18,326,481

			26,256,481

	Semi-Conductors—2.4%
	Amkor Technology, Inc.
14,300	5.00%, 3/15/07	Caa3/CCC	13,996,125
3,000	5.75%, 6/1/06	Caa3/CCC	3,007,500
15,000	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	14,943,750

			31,947,375

	Telecommunications—5.7%
16,250	American Tower Corp., 5.00%, 2/15/10	B1/BB-	16,148,438
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	14,025,000
17,500	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	17,784,375
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	18,592,500
9,940	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	9,430,575

			75,980,888

	Transportation—0.9%
8,100	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	11,896,875

	Trucking/Leasing—1.5%
15,900	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	19,676,250

	Total Convertible Bonds & Notes (cost-$405,143,636)		406,326,064

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 13

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

CONVERTIBLE PREFERRED STOCK—23.3%

	Automotive—0.5%
209	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	B2/B-	$6,338,760

	Banking—1.1%
275	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	14,960,000

	Commercial Services—1.7%
469	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	21,902,375

	Electric—2.2%
344	AES Trust III, 6.75%, 10/15/29	B3/CCC+	15,962,940
58	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	13,411,875

			29,374,815

	Financial Services—3.8%
250	E Trade Financial Corp., 6.125%, 11/18/08	B3/NA	8,343,750
500	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	13,190,000
	Morgan Stanley,
190	20.00%, 12/14/06	Aa3/A+	14,109,400
250	20.00%, 12/22/06	Aa3/A+	14,837,452

			50,480,602

	Food—0.7%
371	Albertson’s, Inc., 7.25%, 5/16/07	Baa3/BBB-	9,176,056

	Holding Companies—0.6%
73	Williams Holdings of Delaware, Inc., 5.50%, 6/1/33	NR/B-	7,376,875

	Insurance—5.5%
408	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	14,262,500
674	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	18,527,985
220	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	6,737,500
665	PMI Group, Inc., 5.875, 11/15/06	A1/A	16,957,500
732	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	16,572,480

			73,057,965

	Iron/Steel—0.6%
43	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	7,431,762

	Office/Business Equipment—1.1%
123	Xerox Corp., 6.25%, 7/1/06	B1/B+	15,227,400

	Oil & Gas—2.2%
119	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	13,825,420
86	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	15,860,800

			29,686,220

	Pharmaceuticals—1.0%
276	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	13,795,124

	Real Estate—0.6%
315	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B3/CCC+	7,953,750

	Telecommunications—1.1%
270	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	14,850,000

14 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
February 28, 2006

Shares		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Waste Disposal—0.6%
138	Allied Waste Industries, Inc., 6.25%, 4/1/06	Caa3/B	$7,374,125

	Total Convertible Preferred Stock (cost-$296,514,355)		308,985,829

U.S. GOVERNMENT SECURITIES—2.3%

Principal
Amount
(000)

	United States Treasury Notes,
$ 13,725	10.375%, 11/15/12		14,988,675
13,725	12.00%, 8/15/13		16,048,601

	Total U.S. Government Securities (cost-$32,313,797)		31,037,276

SHORT-TERM INVESTMENT—2.9%
	Time Deposit—2.9%
37,765	Bank of America - London, 3.88%, 3/1/06
	(cost-$37,764,599)		37,764,599

	Total Investments (cost-$1,315,681,919)—100.0%		$1,328,804,904

Notes to Schedules of Investments

*	Unaudited

(a)	144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on February 28, 2006.

Glossary: NR — Not Rated REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 15

Nicholas-Applegate Convertible & Income Funds Statements of Assets and Liabilities
February 28, 2006

	Convertible &	Convertible &
	Income	Income II

Assets:
Investments, at value (cost—$1,491,251,332 and
$1,315,681,919, respectively)	$1,513,751,379	$1,328,804,904

Cash	271	240

Interest and dividends receivable	20,910,256	18,316,431

Interest rate cap premium paid	14,101,172	13,563,985

Unrealized appreciation on interest rate cap	4,926,827	4,739,015

Receivable for investments sold	2,690,549	2,690,549

Prepaid expenses	86,967	79,941

Total Assets	1,556,467,421	1,368,195,065

Liabilities:
Dividends payable to common and preferred shareholders	8,920,460	6,945,012

Payable for investments purchased	3,711,438	4,515,370

Investment management fees payable	830,414	729,769

Accrued expenses	226,531	235,506

Total Liabilities	13,688,843	12,425,657

Preferred Shares ($0.00001 par value; $25,000 net asset and
liquidation value per share applicable to 21,000 and 20,200 shares
issued and outstanding, respectively)	525,000,000	505,000,000

Net Assets Applicable to Common Shareholders	$1,017,778,578	$850,769,408

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 69,270,294 and 57,873,575
shares issued and outstanding, respectively)	$693	$579

Paid-in-capital in excess of par	988,775,082	822,399,390

Undistributed (Dividends in excess of) net investment income	(2,256,453)	2,759,510

Accumulated net realized gain on investments	3,832,382	7,747,929

Net unrealized appreciation of investments and interest rate caps	27,426,874	17,862,000

Net Assets Applicable to Common Shareholders	$1,017,778,578	$850,769,408

Net Asset Value Per Common Share	$14.69	$14.70

16 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Funds Statements of Operations
For the year periods indicated

	Convertible &
	Income	Convertible & Income II*

	Year ended	Period ended	Year ended
	February 28,	February 28,	June 30,
	2006	2006	2005

Investment Income:
Interest	$90,793,722	$52,476,084	$74,025,820

Dividends	22,128,388	13,533,783	20,320,746

Other Income	3,286,339	1,920,765	—

Total Investment Income	116,208,449	67,930,632	94,346,566

Expenses:
Investment management fees	10,861,374	6,338,386	9,463,365

Auction agent fees and commissions	1,338,727	856,211	1,289,158

Excise tax expense	225,616	90,868	—

Custodian and accounting agent fees	206,029	77,280	205,026

Shareholder reports and notices	199,326	175,883	157,375

Trustees’ fees and expenses	84,672	51,470	66,362

Audit and tax services	69,350	62,170	67,584

New York Stock Exchange listing fees	55,239	27,880	61,051

Legal fees	42,716	27,194	35,290

Transfer agent fees	42,085	30,370	33,264

Insurance expense	30,464	19,692	23,478

Investor relations	20,243	10,731	19,615

Miscellaneous	14,840	16,010	21,335

Total expenses	13,190,681	7,784,145	11,442,903

Net Investment Income	103,017,768	60,146,487	82,903,663

Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	22,377,128	33,371,780	20,820,061

Interest rate caps	1,662,562	141,793	1,875,812

	24,039,690	33,513,573	22,695,873

Net change in unrealized appreciation/depreciation of:
Investments	(58,446,125)	(4,144,908)	(36,307,517)

Interest rate caps	2,610,058	3,282,003	(1,076,152)

	(55,836,067)	(862,905)	(37,383,669)

Net realized and change in unrealized gain (loss)
on investments and interest rate caps	(31,796,377)	32,650,668	(14,687,796)

Net Increase in Net Assets Resulting from
Investment Operations	71,221,391	92,797,155	68,215,867

Dividends and Distributions on Preferred
Shares from:
Net investment income	(17,331,721)	(10,113,694)	(11,768,307)

Net realized gains	(1,272,471)	(2,619,976)	(75,399)

Total dividends and distributions on preferred shares	(18,604,192)	(12,733,670)	(11,843,706)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Investment Operations	$52,617,199	$80,063,485	$56,372,161

* Fiscal year-end was changed to February 28 from June 30 during the period.

See accompanying Notes to Financial Statements | 2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 17

Nicholas-Applegate Convertible & Income Funds Statements of Changes in Net Assets Applicable to Common Shareholders

	Convertible & Income

	Year ended
	February 28,

	2006	2005

Investment Operations:
Net investment income	$103,017,768	$98,689,848

Net realized gain on investments and interest rate caps	24,039,690	76,587,151

Net change in unrealized appreciation/depreciation of
investments and interest rate caps	(55,836,067)	(51,322,836)

Net increase in net assets resulting from investment operations	71,221,391	123,954,163

Dividends and Distributions on Preferred Shares from:
Net investment income	(17,331,721)	(8,047,820)

Net realized gains	(1,272,471)	(1,139,514)

Total dividends and distributions on preferred shares	(18,604,192)	(9,187,334)

Net increase in net assets applicable to common shareholders
resulting from investment operations	52,617,199	114,766,829

Dividends and Distributions to Common Shareholders from:
Net investment income	(130,588,596)	(99,815,537)

Net realized gains	(15,782,779)	(54,342,014)

Total dividends and distributions to common shareholders	(146,371,375)	(154,157,551)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	—

Preferred shares underwriting discount charged to paid-in-capital
in excess of par	—	—

Common stock and preffered shares offering costs charged to
paid-in-capital in excess of par	—	—

Reinvestment of dividends and distributions	25,531,435	23,559,496

Net increase from capital share transactions	25,531,435	23,559,496

Total increase (decrease) in net assets applicable to common shareholders	(68,222,741)	(15,831,226)

Net Assets Applicable to Common Shareholders:
Beginning of period	1,086,001,319	1,101,832,545

End of period (including undistributed (dividends in excess of) net investment income of $(2,256,453), $10,772,076;
$2,759,510, $7,077,799 and $2,968,466 respectively)	$1,017,778,578	$1,086,001,319

Common Shares Issued in Reinvested:
Issued	—	—

Issued in reinvestment of dividends and distributions	1,705,242	1,480,665

Net Increase	1,705,242	1,480,665

*	Represents the eight months ended February 28, 2006. During the period, the Fund’s fiscal year-end was changed to February 28 from June 30.

**	Commencement of operations

18 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06 | See accompanying Notes to Financial Statements

Convertible & Income II

For the period		For the period
July 1, 2005		July 31, 2003**
through	Year ended	through
February 28, 2006*	June 30, 2005	June 30, 2004

$60,146,487	$82,903,663	$69,176,349

33,513,573	22,695,873	6,708,496

(862,905)	(37,383,669)	55,595,157

92,797,155	68,215,867	131,480,002

(10,113,694)	(11,768,307)	(4,538,086)

(2,619,976)	(75,399)	—

(12,733,670)	(11,843,706)	(4,538,086)

80,063,485	56,372,161	126,941,916

(60,083,257)	(81,000,846)	(69,866,227)

(15,188,931)	(7,680,066)	(1,815,413)

(75,272,188)	(88,680,912)	(71,681,640)

—	—	805,781,250

—	—	(5,050,000)

—	—	(1,977,092)

11,068,696	11,434,945	1,668,784

11,068,696	11,434,945	800,422,942

15,859,993	(20,873,806)	855,683,218

834,909,415	855,783,221	100,003

$850,769,408	$834,909,415	$855,783,221

—	—	56,250,000

744,597	764,611	107,386

744,597	764,611	56,357,386

| 2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 19

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
February 28, 2006

1. Organization and Significant Accounting Policies

Nicholas-Applegate Convertible & Income Fund (“Convertible & Income”) and Nicholas-Applegate Convertible & Income Fund II (“Convertible & Income II”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. In December 2005, Convertible & Income II changed its fiscal year end from June 30 to February 28. Accordingly, the financial statements of this Fund cover the eight-month period from July 1, 2005 through February 28, 2006. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

The Funds’ investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price on corporate bonds and notes or the last quoted mean price on convertible securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required

(d) Dividends and Distributions-Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains

20 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
February 28, 2006

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions-Common Stock (continued) are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. With respect to Convertible & Income, for the fiscal year ended February 28, 2006, permanent differences are primarily attributable to the differing treatment of convertible preferred securities, interest rate cap premium amortization and periodic payments, consent payments, premium amortization and non-deductible excise tax. These adjustments were a decrease to dividends in excess of net investment income of $31,874,020, a decrease to paid-in capital of $218,991 and a decrease to net realized gains of $31,655,029. For Convertible & Income II, for the fiscal period July 1, 2005 through February 28, 2006, permanent differences are primarily attributable to the differing treatment of convertible preferred securities, interest rate cap premium amortization and periodic payments, consent payments, premium amortization and non-deductible excise tax. These adjustments were to an increase to undistributed net investment income of $5,732,175, a decrease to paid-in capital of $88,200 and a decrease to net realized gains of $5,643,975. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trusts’ receipt of payments from, and the trusts’ potential obligations to, the counterparties to the derivative instruments and other securities in which the trusts invest in.

(f) Interest Rate Caps

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Funds’ exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Funds’ duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Funds experience primarily in the form of leverage. The Funds are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. Premiums paid by the Funds are recognized as an asset and amortized into realized loss over the life of the interest rate cap. Changes in the value of the interest rate cap is recognized as unrealized appreciation or depreciation. Periodic payments received during periods the floating rate exceeds the specified fixed rate are recognized into realized gain.

(g) Concentration of Risk

It is the Funds’ policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Funds to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Adviser

The Funds have entered into Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Boards of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Funds pay the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of the Funds’ average daily total managed assets. Total managed assets refer to the total assets of each Fund’s (including assets attributable to any Preferred Shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 21

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
February 28, 2006

2. Investment Manager/Sub-Adviser (continued)

The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. For its services pursuant to Sub-Advisory agreements, the Investment Manager and not the Funds, pay the Sub-Adviser a monthly fee.

3. Investment in Securities

For the fiscal periods ended February 28, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	Convertible & Income	Convertible & Income II

Purchases	$748,270,905	$397,701,841
Sales	815,698,180	465,038,411

For the fiscal periods ended February 28, 2006, purchases and sales of U.S. government obligations were:

		Convertible & Income		Convertible & Income II

Purchases			$38,317,453	$32,313,797
Sales			18,000,000	10,000,000
(a) Interest rate cap agreements outstanding at February 28, 2006
Convertible & Income:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation

UBS AG	$525,000,000	1/15/08	$14,101,172	1 month LIBOR-BBA	$4,926,827
				over 3% strike price
Convertible & Income II:
	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation

UBS AG	$505,000,000	1/15/08	$13,563,985	1 month LIBOR-BBA	$4,739,015
				over 3% strike price

LIBOR-London Interbank Offered Rate

4. Income Tax Information
The tax character of dividends and distributions paid were:
Convertible & Income:
			Year ended	Year ended
			February 28, 2006	February 28, 2005

Ordinary Income			$147,920,317	$146,636,384
Long-Term Capital Gains			17,055,250	16,708,501

At February 28, 2006, the tax character of distributable earnings was comprised of $15,393,964 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,503,828,439. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $48,374,258; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $38,451,318; net unrealized appreciation for federal income tax purposes is $9,922,940. The difference between book and the tax basis unrealized appreciation is attributable to wash sales, amortization of premium and the differing treatment of convertible preferred securities.

22 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
February 28, 2006

4. Income Tax Information (continued) The tax character of dividends and distributions paid were:
Convertible & Income II:
	Eight Months ended	Year ended
	February 28, 2006	June 30, 2005

Ordinary Income	$71,532,886	$99,600,485
Long-Term Capital Gains	16,472,972	924,133

At February 28, 2006, the tax character of distributable earnings of $21,657,890 was comprised $4,885,448 of ordinary income and $16,772,442 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,325,941,761. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $39,985,732; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $37,122,589; net unrealized appreciation for federal income tax purposes is $2,863,143. The difference between book and tax basis unrealized appreciation is attributable to wash sales, amortization of premium and the differing treatment of convertible preferred securities.

Convertible & Income and Convertible & Income II paid excise taxes of $225,616 and $90,868, respectively, in connection with an underdistribution of ordinary income resulting from book/tax differences for convertible preferred securities from the prior excise tax period.

5. Auction Preferred Shares

Convertible & Income has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Convertible & Income II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized long-term capital gains, if any, are paid annually.

Convertible & Income:

For the year ended February 28, 2006, the annualized dividend rate ranged from:

	High	Low	At 2/28/06

Series A	4.40%	2.57%	4.37%
Series B	4.40%	2.54%	4.40%
Series C	4.45%	2.55%	4.20%
Series D	4.45%	2.55%	4.37%
Series E	4.40%	2.60%	4.37%

Convertible & Income II:

For the eight months ended February 28, 2006, the annualized dividend rate ranged from:

	High	Low	At 2/28/06

Series A	4.44%	3.08%	4.37%
Series B	4.40%	3.20%	4.40%
Series C	4.45%	3.18%	4.30%
Series D	4.45%	3.01%	4.37%
Series E	4.40%	3.10%	4.37%

The Funds are subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 23

Nicholas-Applegate Convertible & Income Funds Notes to Financial Statements
February 28, 2006

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On March 1, 2006, the following dividends were declared to common shareholders payable April 3, 2006 to shareholders of record on March 10, 2006:

Convertible & Income Convertible & Income II	$0.125 per common share $0.115625 per common share

On April 3, 2006, the following dividends were declared to common shareholders payable May 1, 2006 to shareholders of record on April 13, 2006:

Convertible & Income Convertible & Income II	$0.125 per common share $0.115625 per common share
7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. An additional market timing lawsuit filed by the Attorney General of West Virginia against a number of fund companies, including the Investment Manager and two of its affiliates, has also been transferred to the Multi-District Litigation in Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the ‘’Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Investment Manager or the Affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The foregoing speaks only as of the date hereof.

24 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Fund Financial Highlights

For a share of common stock outstanding throughout each period

			For the Period
	Year ended		March 31, 2003*
			through
	February 28,	February 28,	February 29,
	2006	2005	2004

Net asset value, beginning of period	$16.07	$16.67	$14.33 **

Income from Investment Operations:
Net investment income	1.51	1.48	1.28

Net realized and unrealized gain (loss) on investments	(0.48)	0.38	2.61

Total from investment operations	1.03	1.86	3.89

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.25)	(0.12)	(0.07)

Net realized gains	(0.02)	(0.02)	—

Total dividends and distributions on preferred shares	(0.27)	(0.14)	(0.07)

Net increase in net assets applicable to common shareholders
resulting from investment operations	0.76	1.72	3.82

Dividends and Distributions to Common Shareholders
from:
Net investment income	(1.91)	(1.50)	(1.33)

Net realized gains	(0.23)	(0.82)	(0.03)

Total dividends and distributions to common shareholders	(2.14)	(2.32)	(1.36)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in
excess of par	—	—	(0.03)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—	—	(0.09)

Total capital share transactions	—	—	(0.12)

Net asset value, end of period	$14.69	$16.07	$16.67

Market price, end of period	$15.69	$15.82	$16.38

Total Investment Return (1)	14.30%	11.53%	18.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$1,017,779	$1,086,001	$1,101,833

Ratio of expenses to average net assets (2)	1.28%	1.24%	1.17% (3)

Ratio of expenses, excluding excise tax, to average
net assets (2)	1.26%	1.24%	1.17% (3)

Ratio of net investment income to average net assets (2)	10.03%	9.20%	8.97% (3)

Preferred shares asset coverage per share	$73,442	$76,698	$77,460

Portfolio turnover	52%	70%	86%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 25

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period

	For the Period		For the Period
	July 1, 2005		July 31, 2003*
	through	Year ended	through
	February 28,	June 30,	June 30,
	2006 †	2005	2004

Net asset value, beginning of period	$14.61	$15.18	$14.33 **

Income from Investment Operations:
Net investment income	1.04	1.59	1.23

Net realized and unrealized gain on investments	0.58	(0.39)	1.10

Total from investment operations	1.62	1.20	2.33

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.17)	(0.21)	(0.08)

Net realized gains	(0.05)	(0.00)††	—

Total dividends and distributions on preferred shares	(0.22)	(0.21)	(0.08)

Net increase in net assets applicable to common shareholders
resulting from investment operations	1.40	0.99	2.25

Dividends and Distributions to Common Shareholders
from:
Net investment income	(1.05)	(1.42)	(1.24)

Net realized gains	(0.26)	(0.14)	(0.03)

Total dividends and distributions to common shareholders	(1.31)	(1.56)	(1.27)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital
in excess of par	—	—	(0.03)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—	—	(0.10)

Total capital share transactions	—	—	(0.13)

Net asset value, end of period	$14.70	$14.61	$15.18

Market price, end of period	$15.14	$14.74	$14.05

Total Investment Return (1)	12.10%	16.44%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$850,769	$834,909	$855,783

Ratio of expenses to average net assets (2)	1.37% (3)	1.35%	1.23% (3)

Ratio of expenses, excluding excise tax, to average
net assets (2)	1.35% (3)	1.35%	1.23% (3)

Ratio of net investment income to average net assets (2)	10.57% (3)	9.79%	8.87% (3)

Preferred shares asset coverage per share	$ 67,096	$ 66,319	$ 67,359

Portfolio turnover	33%	67%	73%

*	Commencement of operations

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

†	During the period, the Fund’s fiscal year-end changed from June 30 to February 28.

††	Less than $0.005 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share at the current market price on the last day of each period reported.

Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.

(3)	Annualized.

26 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Nicholas-Applegate Convertible & Income Fund Nicholas-Applegate Convertible & Income Fund II

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of the Nicholas-Applegate Convertible & Income Fund and Nicholas-Applegate Convertible & Income Fund II (the “Funds”) at February 28, 2006, and the results of each of their operations, changes in net assets applicable to common shareholders and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006, by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York April 26, 2006

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 27

Nicholas-Applegate Convertible & Income Funds Tax Information (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds’ tax year-end (February 28, 2006) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended February 28, 2006 were as follows:

Convertible & Income:
Dividends to common shareholders from ordinary income	$1.91
Dividends to preferred shareholders from ordinary income	$825.32005

Distributions to common shareholders from net long-term capital gains	$0.23090
Distributions to preferred shareholders from net long-term capital gains	$60.59386

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the percentage of ordinary dividends paid by the Fund that the Fund designates as qualified dividend income is 4.19% or the maximum allowable amount.

The percentage of ordinary dividends paid by the Fund during the period ended February 28, 2006, which qualified for the Dividends Received Deduction available to corporate shareholders is 4.13% or the maximum allowable amount.

Convertible & Income II:
Dividends to common shareholders from ordinary income	$1.045
Dividends to preferred shareholders from ordinary income	$500.67792

Distributions to common shareholders from net long-term capital gains	$0.264
Distributions to preferred shareholders from net long-term capital gains	$129.70178

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the percentage of ordinary dividends paid by the Fund that the Fund designates as qualified dividend income is 5.73% or the maximum allowable amount.

The percentage of ordinary dividends paid by the Fund during the period ended February 28, 2006, which qualified for the Dividends Received Deduction available to corporate shareholders is 6.24% or the maximum allowable amount.

Since the Funds’ tax year is not the calendar year, another notification will be sent with respect to calendar year 2007. In January 2007, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2006. The amount that will be reported, will be the amount to use on your 2006 federal income tax return and may differ from the amount which must be reported in connection with each Fund’s tax year ended February 28, 2006. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Funds.

28 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Funds Privacy Policy/Proxy Voting Policies & Procedures (unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party with the consent or at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 29

Nicholas-Applegate Convertible & Income Funds Dividend Reinvestment Plan (unaudited)

Pursuant to the Funds’ Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund’s dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)	If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)
If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds’ shareholder servicing agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

30 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Nicholas-Applegate Convertible & Income Funds Principal Officers (unaudited)

Name, Date of Birth, Position(s) Held with
the Funds, Length of Service, Other
Trusteeships/Directorships Held by
Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes
Currently Overseen by Trustee	Principal Occupation(s) During Past 5 years:

The address of each trustee is 1345 Avenue of
the Americas, New York, NY 10105

Robert E. Connor	Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
Date of Birth: 9/17/34	Office, Smith Barney Inc.
Chairman of the Board of Trustees since: 2004
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2007 annual meetings of shareholders.
Trustee/Director of 24 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

Paul Belica	Former Director, Student Loan Finance Corp., Education Loans, Inc., Goal
Date of Birth: 9/27/21	Funding, Inc., Goal Funding II, Inc. and Surety Loan Funding, Inc.;
Trustee since: 2003	Formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC; and
Term of Office: Expected to stand for re-election	Xanthus Fund LLC & Wynstone Fund LLC; and Formerly, senior executive
at 2006 (Convertible & Income)/2007	and member of the Board of Smith Barney, Harris Upham & Co.
(Convertible & Income II) annual meetings
of shareholders
Director/Trustee of 24 funds in Fund Complex
Director/Trustee of no funds outside of Fund
Complex

John J. Dalessandro II	Formerly, President and Director, J.J. Dalessandro II Ltd., registered
Date of Birth: 7/26/37	broker-dealer and member of the New York Stock Exchange.
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2008 annual meetings of shareholders.
Trustee of 24 funds in Fund Complex
Trustee of no funds outside of Fund complex

David C. Flattum †	Managing Director, Chief Operating Officer, General Consel and member
Date of Birth: 8/27/64	of Management Board, Allianz Global Investors of America, L.P.;
Trustee since: 2004	Member of Management board, Allianz Global Investors Fund
Term of office: Expected to stand for re-election	Management LLC,; Formerly, Head of Corporate Functions of Allianz
at 2008 annual meetings of shareholders.	Global Investors of America L.P.; Formerly, Partner, Latham & Watkins
Trustee of 52 funds in Fund Complex	LLP (1998-2001).
Trustee of no funds outside of Fund Complex

Hans W. Kertess	President, H Kertess & Co. L.P. Formerly, Managing Director, Royal
Date of Birth: 7/12/39	Bank of Canada Capital Markets.
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2006 (Convertible & Income)/ 2007
(Convertible & Income II) annual meetings
of shareholders.
Trustee of 24 Funds in Fund Complex;
Trustee of no funds outside of Fund Complex

R. Peter Sullivan III	Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist
Date of Birth: 9/4/41	firm on the New York Stock Exchange.
Trustee since: 2004 (Convertible & Income)
Trustee since: 2005 (Convertible & Income II)
Term of office: Expected to stand for re-election
at 2008 annual meetings of shareholders.
Trustee of 21 funds in Fund Complex
Trustee of no funds outside of Fund Complex

†
Mr. Flattum is an “interested person” of the Funds due to his affiliation with Allianz Global Investors of America L.P. and the Investment Manager. In addition to Mr. Flattum’s positions with affiliated persons of the Funds set forth in the table above, he holds the following positions with affiliated persons: Director, PIMCO Global Advisors (Resources) Limited; Managing Director, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz Hedge Fund Partners Holdings L.P., Allianz Pac-Life Partners LLC, PA Holdings LLC; Director and Chief Executive Officer. Oppenheimer Group, Inc.

Further information about Funds’ Trustees is available in the Funds’ Statements of Additional Information, dated May 21, 2003 and September 25, 2003 for Convertible & Income and Convertible & Income II, respectively, which can be obtained upon request, without charge, by calling the Funds’ shareholder servicing agent at (800) 331-1710.

2.28.06 | Nicholas-Applegate Convertible & Income Funds Annual Report 31

Nicholas-Applegate Convertible & Income Funds Principal Officers (unaudited)

Name, Date of Birth, Position(s) Held with
the Funds	Principal Occupation(s) During Past 5 years:

Executive Vice President, Allianz Global Investors Fund Management
Brian S. Shlissel	LLC; President and Chief Executive Officer of 32 funds in the Fund
Date of Birth: 11/14/64	Complex; Treasurer; Principal Financial and Accounting Officer of 33 funds
President & Chief Executive Officer since: 2003	in the Fund Complex; Trustee of 8 funds in the Fund Complex.
1345 Avenue of the Americas
47th Floor
New York, NY 10105

Lawrence G. Altadonna	Senior Vice President, Allianz Global Investors Fund Management LLC;
Date of Birth: 3/10/66	Treasurer, Principal Financial and Accounting officer of 24 funds in the
Treasurer, Principal/Financial and Accounting	Fund Complex; Assistant Treasurer of 33 funds in the Fund Complex.
Officer since: 2003	Treasurer of 8 funds in the Fund Complex.
1345 Avenue of the Americas
47th Floor
New York, NY 10105

Thomas J. Fuccillo	Senior Vice President, Senior Counsel, Allianz Global Investors of
Date of Birth: 3/22/68	America L.P., Secretary and Chief Legal Officer of 32 funds in the Fund
Secretary & Chief Legal Officer since: 2004	Complex. Formerly, Vice President and Associate General Counsel,
1345 Avenue of the Americas	Neuberger Berman, LLC (1991-2004).
50th Floor
New York, NY 10105

Youse Guia	Senior Vice President, Group Compliance Manager, Allianz Global
Date of Birth: 9/3/72	Investors of America L.P., Chief Compliance Officer of 65 funds in the
Chief Compliance Officer since: 2004	Fund Complex; Formerly, Vice President, Group Compliance Manager,
600 Newport Center Drive	Allianz Global Investors of America L.P. (2002-2004). Audit Manager,
Suite 250	PricewaterhouseCoopers LLP (1996-2002).
Newport Beach, CA 92660

Officers hold office at the pleasure of the Boards and until their successors are appointed and qualified or until their earlier resignation or removal.

32 Nicholas-Applegate Convertible & Income Funds Annual Report | 2.28.06

Trustees and Principal Officers
Robert E. Connor
     Trustee, Chairman of the Board of Trustees
Paul Belica
     Trustee
John J. Dalessandro II
     Trustee
David C. Flattum
     Trustee
Hans W. Kertess
     Trustee
R. Peter Sullivan III
     Trustee
Brian S. Shlissel
     President & Chief Executive Officer
Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
     Secretary & Chief Legal Officer
Youse Guia
     Chief Compliance Officer

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund and Nicholas Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal years on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On November 7, 2005 each Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Additional information on the Funds are available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710. The Investment Managers code of ethics are included as an Exhibit 99.CODE ETH hereto.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that Mr. Paul Belica, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,274. in 2005 and $48,000 in 2006.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $8,000 in 2005 and $10,000 in 2006. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $8,800 in 2005 and $15,000 in 2006. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

Nicholas-Applegate Convertible & Income Fund (THE “FUND”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds’ Audit Oversight Committee (“Committee”) is charged with the oversight of the Funds’ financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds’ Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds’ independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits Seed audits (related to new product filings, as required) SEC and regulatory filings and consents Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations
Fund merger support services
Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
Other attestation reports
Comfort letters
Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds’ independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:
     Federal, state and local income tax compliance; and, sales and use tax compliance
     Timely RIC qualification reviews
     Tax distribution analysis and planning
     Tax authority examination services
     Tax appeals support services
     Accounting methods studies
     Fund merger support service
Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds’ independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds
Financial information systems design and implementation
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
Actuarial services
Internal audit outsourcing services
Management functions or human resources
Broker or dealer, investment adviser or investment banking services
Legal services and expert services unrelated to the audit
Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

       e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

       f) Not applicable

       g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2005 Reporting Period was $2,386,636 and the 2006 Reporting Period was $2,778,225.

       h) Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Allianz Global Investors and Nicholas-Applegate

Description of Proxy Voting Policy and Procedures

The Registrants and its Board of Trustees have delegated to Allianz Global Investors Fund Management LLC (“Allianz Global Investors”), and Allianz Global Investors has in turn delegated to the sub-adviser, responsibility for voting any proxies relating to portfolio securities held by the Registrants in accordance with the sub-advisers’ proxy voting policies and procedures.

Each of Allianz Global Investors and Nicholas-Applegate Capital Management LLC (“Nicholas Applegate”) (for purposes of this description, each a “Company”) typically votes proxies as part of its discretionary authority to manage accounts (except as provided below with respect to Allianz Global Investors’ registered investment company clients), unless the client has explicitly reserved the authority for itself. When voting proxies, each Company’s primary objective is to make voting decisions solely in the best economic interests of its clients. Each Company will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Each Company has adopted written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that such Company is voting in the best interest of its clients. The Proxy Guidelines reflect each Company’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. Upon receipt of a client’s written request, a Company may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. Deviation from a Company’s Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, a Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. A Company may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, a Company may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, a Company may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on a Company’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, a Company may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in a Company’s handling of proxy voting responsibilities.

Conflicts of Interest. A Company may have conflicts of interest that can affect how it votes its clients’ proxies. For example, a Company or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which a Company votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Chief Investment Officer of the relevant Company may designate an employee or a proxy committee to be responsible for addressing how the Company resolves such material conflicts of interest with its clients.

Registered Investment Companies for which Allianz Global Investors Serves as Adviser. With respect to registered investment companies (“funds”) for which Allianz Global Investors serves as investment adviser, it is the policy of Allianz Global Investors that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. Allianz Global Investors believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, Allianz Global Investor’s policy is to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)      As of May 8, 2006, [PLEASE INSERT DATE OF FILING] the following individuals constitute the team that has primary responsibility for the day-to-day implementation of the Nicholas-Applegate Convertible & Income Fund (NCV) and Nicholas-Applegate Convertible & Income Fund II (NCZ), with Mr. Forsyth serving as head of the team:

Douglas G. Forsyth, CFA
Managing Director, Portfolio Manager, US High Yield Bond/Convertibles
Doug Forsyth oversees Nicholas-Applegate's US High Yield Bond and US Convertibles portfolio management and research teams and is a member of the firm’s Executive Committee. Prior to joining Nicholas-Applegate in 1994, Doug was a securities analyst at AEGON USA, where he was responsible for financial and strategic analysis of high yield securities. Doug was previously a research assistant at the University of Iowa, where he earned his B.B.A. in finance. He has fourteen years of investment industry experience.

William (Brit) L. Stickney
Managing Director, Portfolio Manager, US High Yield Bond/Convertibles
Brit Stickney has portfolio management and research responsibilities as a member of the firm’s US High Yield Bond/Convertibles team. Prior to joining the firm in 1999, he was a vice president of Institutional Fixed Income Sales with ABN AMRO, Inc., where his primary focus was on high yield corporate securities. Brit’s previous experience was in institutional fixed income with Cowen & Company and Wayne Hummer & Company. He holds an M.B.A. from the J.L. Kellogg School of Management at Northwestern University and a B.S. in finance from Miami University of Ohio. He has seventeen years of investment industry experience.

Justin Kass, CFA
Senior Vice President, Portfolio Manager, US High Yield Bond/Convertibles
Justin Kass joined the firm in 2000 with responsibilities for portfolio management and research on our US High Yield Bond/Convertibles team. He was previously an analyst and interned on the team, where he added significant depth to our proprietary Upgrade Alert Model. He earned his M.B.A. in finance from the Anderson School at University of California, Los Angeles and his B.S. from the University of California, Davis. He has eight years of investment industry experience.

Michael E. Yee
Senior Vice President, Portfolio Manager, US High Yield Bond/Convertibles
As a member of the US High Yield Bond/Convertibles team since 1999, Michael Yee has responsibilities in portfolio management, trading and research for the US Convertible Arbitrage Fund. Michael was previously an Analyst for the Global/Systematic team, held positions in global and domestic portfolio administration areas, and in client services. Prior to joining the firm in 1995, he worked as a financial consultant for Priority One Financial/Liberty Foundation. Michael holds an M.B.A. from San Diego State University and a B.S. from the University of California at San Diego. He has eleven years of investment industry experience.

(a)(2)      The following summarizes information regarding each of the accounts, excluding portfolios of the Nicholas-Applegate Convertible & Income Fund (NCV) and Nicholas-Applegate Convertible & Income Fund II (NCZ) Fund that were managed by Portfolio Managers as of February 28, 2006, including accounts managed by a team, committee, or other group that includes the Portfolio Managers.

	Other RICs		Other Accounts		Other Pooled

PM	#	AUM($million)	#	AUM($million)	#	AUM($million)

Douglas G.	2	685.9	15	1590.0	5	551.9
Forsythe,
CFA

Justin Kass,	2	685.9	15	1590.0	5	551.9
CFA

William	2	685.9	15	1590.0	5	551.9
(Brit) L.
Stickney

Michael E.	2	685.9	15	1590.0	5	551.9
Yee

Accounts and Assets for which Advisory Fee is Based on Performance

	Other RICs		Other Accounts		Other Pooled

PM	#	AUM($million)	#	AUM($million)	#	AUM($million)

Douglas G.	-	-	-	-	1	5.0
Forsythe,
CFA

Justin Kass,	-	-	-	-	1	5.0
CFA

William	-	-	-	-	1	5.0
(Brit) L.
Stickney

Michael E.	-	-	-	-	1	5.0
Yee

Like other investment professionals with multiple clients, a Portfolio Manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Investment Adviser believes are faced by investment professionals at most major financial firms.

The Investment Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a Portfolio Manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one Investment Adviser account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Investment Adviser and the Board of Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Investment Adviser-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a Portfolio Manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a Portfolio Manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s Portfolio Manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies. A Fund’s Portfolio Manager(s) may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages. See “Portfolio Transactions and Brokerage”.

A Fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s Portfolio Manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. The Investment Adviser’s investment personnel, including each Fund’s Portfolio Manager, are subject to restrictions on engaging in personal securities transactions pursuant to the Codes of Ethics adopted by the Investment Adviser and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(a) (3)      As of February 28, 2006, the following explains the compensation structure of each individual that shares primary responsibility for day-to-day portfolio management of the Funds (for the purposes of this section, “Portfolio Managers”):

Base Salary. Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager’s experience and responsibilities, as determined by the Investment Adviser.

Annual Bonus, Profit Sharing Opportunity, and Long-Term Cash Bonus Plan . Each Portfolio Manager’s compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual’s portfolio management team and the overall success of the firm.

Approximately 75% of an investment professional’s performance bonus is based on one- and three-year annualized performance of client accounts, with greater weight placed on three-year performance. Relative performance to the benchmark is approximately half of the calculation and the product’s peer ranking in institutional consultant universes determines the other half. The remaining 25% of the performance bonus is based on a qualitative review and firm profitability. In the qualitative review, team members are evaluated based on the consistency of their implementation of the investment process. Lead portfolio managers evaluate the members of their teams. The Chief Investment Officer evaluates the lead portfolio managers.

Investment teams have a profit-sharing plan which represents approximately 25% of the total bonus. Each team receives a pool which is based on the pre-tax profit of their product. All team members are eligible. Allocations are decided between the Chief Investment Officer and lead portfolio managers of the teams. The share of pre-tax profit increases with increasing profitability. This structure, together with the bonus based on investment performance, fully aligns the team with client interests.

A Long-Term Cash Bonus Plan was established to provide long-term incentives and rewards to certain key staff and executives of Nicholas-Applegate and the other Allianz Global Investors companies to promote their long-term growth and profitability. The Plan provides awards that are valued based on the operating earnings growth of the worldwide Allianz Global Investors group of companies, as well as the target achievement of Nicholas-Applegate’s average operating earnings on a three-year basis. The Plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to the company’s success.

(a)(4)      As of February 28, 2006, none of the Portfolio Managers beneficially own any of the shares issued by the Funds.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
March 2005	N/A	N/A	N/A	N/A
April 2005	N/A	N/A	N/A	N/A
May 2005	N/A	14.44	118,272	N/A
June 2005	N/A	14.78	117,275	N/A
July 2005	N/A	15.08	114,831	N/A
August 2005	N/A	15.54	110,355	N/A
September 2005	N/A	15.61	108,524	N/A
October 2005	N/A	15.61	107,952	N/A
November 2005	N/A	15.03	111,048	N/A
December 2005	N/A	14.97	109,009	N/A
December 2005	N/A	15.03	208,450	N/A
December 2005	N/A	14.5	113,592	N/A
January 2006	N/A	14.74	375,523	N/A
February 2006	N/A	14.93	110,411	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH - Code of Ethics

(a) (2) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 8, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 8, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 8, 2006